Apr. 27, 2020
SUPPLEMENT DATED OCTOBER 30, 2020
TO THE PROSPECTUS DATED APRIL 27, 2020

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the sub-section “GIM Small Cap Advantage Strategy” in the entirety and replace with the following:

GIM Small Cap Advantage and Small Cap Select Strategies
Granahan Investment Management, Inc. (“GIM”) constructs the Small Cap Advantage strategy by blending two of their unique strategies, Small Cap Focused Growth strategy and Small Cap Discoveries strategy.
Within Small Cap Advantage strategy, the blended strategies utilize rigorous bottom-up fundamental research. GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.
Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.
The Small Cap Discoveries strategy believes that the small/micro-capitalization market has a skewed distribution of returns where a small but meaningful number of high-performing stocks drive the return of the benchmark. In-depth company research combined with tools to gauge market sentiment results in a portfolio of stocks representing innovative emerging growth companies coupled with stocks of companies with unrecognized growth.
The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set, diversifies the sources of alpha, and mitigates risk.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/RAFI® Fundamental Asia Developed Fund, please delete the third paragraph in the entirety and replace with the following:

Effective June 24, 2019, for consistency with the Fund's principal investment strategies, the Fund's primary benchmark, the MSCI Pacific Index (Net), was replaced with the RAFI Fundamental Asia Developed Index (Gross). Consistent with the Fund's principal investment strategies, the Fund uses the MSCI Pacific Index (Net) as its secondary benchmark.
In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard International Stock Market Index Fund, please delete the first paragraph in the entirety and replace with the following:

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs International 5 Fund, please delete the ninth paragraph in the entirety and replace with the following:

The securities for each underlying regional strategy are selected only once annually on each stock selection date. The Fund is rebalanced annually between each of the above specialized strategies on or around the first business day of March.